UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period _____ to ______

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2024 to December 31, 2024

Date of Report (Date of earliest event reported): January 1, 2024

LoanCore Capital Markets LLC1

(Exact name of securitizer as specified in its charter)

025-01184	0001555524
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Adam Francks

Head of Underwriting

(561) 227-2622

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly periods pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

[1]

LoanCore Capital Markets LLC (formerly known as Jefferies LoanCore LLC), as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the commercial mortgage asset class.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

LOANCORE CAPITAL MARKETS LLC
(Securitizer)

By:	/s/ Tyler Shea
Name: Tyler Shea
Title: Chief Operating Officer and Chief Financial Officer

Date: January 31, 2025